Revenues - Schedule of Group’s Revenues Disaggregated by Service Lines (Details)	12 Months Ended
	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 HKD ($)	Jun. 30, 2023 HKD ($)
Schedule of Group’s Revenues Disaggregated by Service Lines [Line Items]
Total	$ 27,429,319	$ 3,494,225	$ 30,124,952	$ 31,466,673
Employment Services [Member]
Schedule of Group’s Revenues Disaggregated by Service Lines [Line Items]
Revenues	9,829,206	1,252,144	12,529,119	14,485,440
Total	9,829,206	1,252,144	12,529,119	14,485,440
Payroll Outsourcing Services [Member]
Schedule of Group’s Revenues Disaggregated by Service Lines [Line Items]
Revenues	17,600,113	2,242,081	17,595,833	16,981,233
Total	$ 17,600,113	$ 2,242,081	$ 17,595,833	$ 16,981,233